STATEMENT OF CASH FLOWS (USD $)	3 Months Ended		37 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015
Operating activities:
Net loss	$ (532)	$ (2,673)	$ (12,197)
Net cash used in operating activities	(532)	(2,673)	(12,197)
Financing activities
Proceeds from issuance of common stock	0	6,173	18,574
Increase in related party loan	0	0	449
Net cash provided by financing activities	0	6,173	19,023
Net increase(decrease) in cash and cash equivalents	(532)	3,500	6,826
Cash and cash equivalents, beginning of period	7,358	0	0
Cash and cash equivalents, end of period	6,826	3,500	6,826
Supplemental disclosures of cash flow information:
Cash paid during the period for interest	0	0	0
Cash paid during the period for taxes	$ 0	$ 0	$ 0